Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Allspring Managed Account CoreBuilder Shares Series CP) | (Allspring CoreBuilder Shares - Series CP) | Series CP
Prospectus [Line Items]
Annual Return [Percent]	3.47%	8.01%	(13.22%)